ORGANIZATION (Details 3) (WFOE, CNY) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 30, 2012 VIE	Dec. 31, 2013 VIE Exclusive Technical Consulting and Services Agreement	Dec. 31, 2013 Nominee Shareholders Loan Agreement
Organization
Amount of interest free loan granted			1,000
Term of agreement		30 years
Automatic extended term of agreement		10 years
Additional capital contribution	10,000